F/m Investments Large Cap Focused Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 86.1%	Shares	Value
Asset Management - 3.1%
LPL Financial Holdings, Inc.	7,575	$2,697,003

E-Commerce Discretionary - 5.7%
Amazon.com, Inc. (a)	21,136	4,929,338

Electric Utilities - 5.0%
Eversource Energy	64,837	4,355,750

Entertainment Content - 2.7%
Netflix, Inc. (a)	21,980	2,364,608

Internet Media & Services - 7.4%
Alphabet, Inc. - Class A	7,601	2,433,688
Meta Platforms, Inc. - Class A	6,263	4,058,111
		6,491,799

Renewable Energy - 4.8%
First Solar, Inc. (a)	15,501	4,230,533

Retail - Consumer Staples - 2.3%
Casey's General Stores, Inc.	3,517	2,006,308

Semiconductors - 20.2%
Advanced Micro Devices, Inc. (a)	10,337	2,248,608
Astera Labs, Inc. (a)	16,832	2,652,218
Broadcom, Inc.	9,558	3,851,492
NVIDIA Corp.	50,193	8,884,161
		17,636,479

Software - 10.5%
Microsoft Corp.	7,912	3,892,783
Palantir Technologies, Inc. - Class A (a)	12,611	2,124,323
Palo Alto Networks, Inc. (a)	8,394	1,595,951
ServiceNow, Inc. (a)	1,874	1,522,457
		9,135,514

Specialty Finance - 1.7%
Mastercard, Inc. - Class A	2,638	1,452,298

Technology Hardware - 18.2%
Apple, Inc.	56,981	15,889,152

Telecommunications - 4.5%
Verizon Communications, Inc.	95,313	3,918,317
TOTAL COMMON STOCKS (Cost $56,692,875)		75,107,099

EXCHANGE TRADED FUNDS - 8.9%	Shares	Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (b)	50,746	2,530,195
F/m US Treasury 6 Month Bill ETF (b)	105,116	5,276,298
TOTAL EXCHANGE TRADED FUNDS (Cost $7,819,145)		7,806,493

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (c)	4,407,603	4,407,603
TOTAL MONEY MARKET FUNDS (Cost $4,407,603)		4,407,603

TOTAL INVESTMENTS - 100.1% (Cost $68,919,623)		87,321,195
Liabilities in Excess of Other Assets - (0.1)%		(126,496)
TOTAL NET ASSETS - 100.0%		$87,194,699

Percentages are stated as a percent of net assets.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m Investments Large Cap Focused Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,107,099	$–	$–	$75,107,099
Exchange Traded Funds	7,806,493	–	–	7,806,493
Money Market Funds	4,407,603	–	–	4,407,603
Total Investments	$87,321,195	$–	$–	$87,321,195

Refer to the Schedule of Investments for further disaggregation of investment categories.